Other Accounts Payable - Disclosure of Other Accounts Current And Non Current Payable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Employee benefits	S/ 86,731	S/ 108,344	S/ 120,826
Taxes payable	69,483	100,490	97,323
Derivatives Fx premiums and accounts payable for "unwind"	19,348	30,512	65,377
Constructions in progress and medical equipment payable	1,795	5,150	3,421
Deposits in guarantee	1,300	1,259	1,083
Commissions payable	3,333	3,682	2,755
Contingent consideration	0	0	64,008	S/ 69,470
Account payables to former shareholder	5,053	19,832	85,265
Other accounts payable	38,422	20,294	23,542
Trade and other current payables	225,465	289,563	463,600
Trade and other non-current payables [abstract]
Employee benefits	7,031	5,724	6,977
Derivatives Fx premiums and accounts payable for "unwind"	125,767	55,337	92,519
Liability for purchase of non-controlling interest	71,722	0	0	S/ 0
Put liability		0	121,636
Account payables to former shareholder	7,917	12,089	0
Other accounts payable	9,503
Trade and other non-current payables	S/ 221,940	S/ 73,150	S/ 221,132